Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years